UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

 Tidal Trust III
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

 Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

Azoria 500 Meritocracy ETF Tailored Shareholder Report

Semi-annual shareholder report November 30, 2025

Azoria 500 Meritocracy ETF

Ticker: SPXM (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Azoria 500 Meritocracy ETF (the "Fund") for the period July 7, 2025 (the Fund's “Inception”) to November 30, 2025. You can find additional information about the Fund at www.InvestAzoria.com. You can also request this information by contacting us at (833) 777-7232 or by writing to the Azoria 500 Meritocracy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Azoria 500 Meritocracy ETF	$20	0.47%

Costs paid as a percentage of investment are annualized.

Key Fund Statistics

(as of November 30, 2025)

Fund Size (Thousands)	$30,562
Number of Holdings	463
Total Advisory Fee	$56,734
Portfolio Turnover Rate	2%

Sector Type - Investments

(% of Total Net Assets)

(a)

(a)	Does not round to 0.1%.

What did the Fund invest in?

(as of November 30, 2025)

Top Ten Holdings	(% of total net assets)
NVIDIA Corp.	6.7
Apple, Inc.	6.5
Microsoft Corp.	5.9
Alphabet, Inc.	5.8
Amazon.com, Inc.	3.9
Broadcom, Inc.	2.9
Meta Platforms, Inc.	2.6
Tesla, Inc.	2.3
Eli Lilly & Co.	1.9
Berkshire Hathaway, Inc.	1.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.InvestAzoria.com.

How Has the Fund Changed?

After considering all relevant information, including without limitation recent litigation involving a principal of the sub-adviser, Azoria Capital LLC, the Board of Trustees (the “Board”) of Tidal Trust III determined it was in the best interests of each Fund and its shareholders to liquidate and terminate each Fund.

Each Fund ceased trading on Cboe BZX Exchange, Inc. (the “Exchange”) and was closed to purchase by investors as of the close of regular trading on the Exchange on December 8, 2025 (the “Closing Date”). On December 15, 2025 (the “Liquidation Date”), each Fund liquidated its assets. Liquidation proceeds were paid to shareholders following the liquidation date.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Azoria TSLA Convexity ETF Tailored Shareholder Report

Semi-annual shareholder report November 30, 2025

Azoria TSLA Convexity ETF

Ticker: TSLV (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Azoria TSLA Convexity ETF (the "Fund") for the period September 29, 2025 (the Fund's “Inception”) to November 30, 2025. You can find additional information about the Fund at www.InvestAzoria.com. You can also request this information by contacting us at (833) 777-7232 or by writing to the Azoria TSLA Convexity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Azoria TSLA Convexity ETF	$16	0.97%

Costs paid as a percentage of investment are annualized.

Key Fund Statistics

(as of November 30, 2025)

Fund Size (Thousands)	$3,317
Number of Holdings	5
Total Advisory Fee	$8,050
Portfolio Turnover Rate	45%

Sector Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation).

What did the Fund invest in?

(as of November 30, 2025)

Top Holdings	(% of total net assets)
U.S. Treasury Bill, 12/18/2025, 3.74%	27.4
Tesla, Inc., Expiration: 6/17/2027; Exercise Price: $700.00	14.3
Tesla, Inc., Expiration: 1/15/2027; Exercise Price: $690.00	6.9
Tesla, Inc. Swap; Maturity Date: 09/28/2028	5.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.InvestAzoria.com.

How Has the Fund Changed?

After considering all relevant information, including without limitation recent litigation involving a principal of the sub-adviser, Azoria Capital LLC, the Board of Trustees (the “Board”) of Tidal Trust III determined it was in the best interests of each Fund and its shareholders to liquidate and terminate each Fund.

Each Fund ceased trading on Cboe BZX Exchange, Inc. (the “Exchange”) and was closed to purchase by investors as of the close of regular trading on the Exchange on December 8, 2025 (the “Closing Date”). On December 15, 2025 (the “Liquidation Date”), each Fund liquidated its assets. Liquidation proceeds were paid to shareholders following the liquidation date.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
November 30, 2025

(Unaudited)

Tidal Trust III

Azoria 500 Meritocracy ETF | SPXM | Cboe BZX Exchange, Inc.
Azoria TSLA Convexity ETF | TSLV | Cboe BZX Exchange, Inc.

Azoria ETFs

Azoria 500 Meritocracy ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Banking - 3.3%
Bank of America Corp.	3,699	$198,451
Citigroup, Inc.	896	92,826
Citizens Financial Group, Inc.	170	9,197
Fifth Third Bancorp	327	14,211
Huntington Bancshares, Inc.	662	10,791
JPMorgan Chase & Co.	1,344	420,780
KeyCorp	455	8,363
M&T Bank Corp.	59	11,223
PNC Financial Services Group, Inc.	174	33,185
Regions Financial Corp.	435	11,071
Truist Financial Corp.	629	29,249
U.S. Bancorp	830	40,711
Wells Fargo & Co.	1,624	139,420
		1,019,478

Consumer Discretionary Products - 4.3%
Aptiv PLC(a)	112	8,686
D.R. Horton, Inc.	168	26,714
Deckers Outdoor Corp.(a)	56	4,930
Ford Motor Co.	1,960	26,029
General Motors Co.	502	36,907
Hasbro, Inc.	74	6,112
Lennar Corp. - Class A	112	14,706
Masco Corp.	116	7,525
Mohawk Industries, Inc.(a)	66	7,649
NVR, Inc.(a)	56	420,408
PulteGroup, Inc.	112	14,245
Ralph Lauren Corp. - Class A	62	22,774
Tapestry, Inc.	113	12,349
Tesla, Inc.(a)	1,625	699,026
		1,308,060

Consumer Discretionary Services - 1.0%
Caesars Entertainment, Inc.(a)	113	2,629
Carnival Corp.(a)	737	19,000
Chipotle Mexican Grill, Inc. - Class A(a)	667	23,025
Darden Restaurants, Inc.	57	10,236
Domino's Pizza, Inc.	58	24,339
Las Vegas Sands Corp.	372	25,355
Live Nation Entertainment, Inc.(a)	121	15,905
McDonald's Corp.	354	110,384
MGM Resorts International(a)	160	5,646
Norwegian Cruise Line Holdings Ltd.(a)	347	6,406
Royal Caribbean Cruises Ltd.	119	31,684
TKO Group Holdings, Inc. - Class A	111	21,522

The accompanying notes are an integral part of these financial statements.

Wynn Resorts Ltd.	54	6,949
Yum! Brands, Inc.	119	18,232
		321,312

Consumer Staple Products - 2.4%
Altria Group, Inc.	789	46,559
Brown-Forman Corp. - Class B	189	5,477
Campbell's Co.	176	5,364
Church & Dwight Co., Inc.	124	10,560
Clorox Co.	53	5,721
Colgate-Palmolive Co.	405	32,558
Conagra Brands, Inc.	298	5,319
Constellation Brands, Inc. - Class A	56	7,637
Estee Lauder Cos., Inc. - Class A	168	15,804
General Mills, Inc.	291	13,779
Hormel Foods Corp.	301	6,986
J.M. Smucker Co.	57	5,938
Kellanova	184	15,390
Kenvue, Inc.	940	16,309
Keurig Dr Pepper, Inc.	637	17,772
Kimberly-Clark Corp.	175	19,096
Kraft Heinz Co.	515	13,138
Lamb Weston Holdings, Inc.	56	3,307
McCormick & Co., Inc.	169	11,404
Molson Coors Beverage Co. - Class B	113	5,256
Mondelez International, Inc. - Class A	640	36,845
Monster Beverage Corp.(a)	504	37,795
PepsiCo, Inc.	694	103,226
Philip Morris International, Inc.	758	119,370
Procter & Gamble Co.	1,145	169,643
Tyson Foods, Inc. - Class A	158	9,172
		739,425

Financial Services - 7.7%
American Express Co.	355	129,671
Ameriprise Financial, Inc.	57	25,977
Apollo Global Management, Inc.	307	40,478
Bank of New York Mellon Corp.	338	37,890
Blackrock, Inc.	59	61,791
Blackstone, Inc.	572	83,752
Block, Inc. - Class A(a)	2,548	170,206
Broadridge Financial Solutions, Inc.	58	13,229
Capital One Financial Corp.	289	63,311
Cboe Global Markets, Inc.	59	15,232
Charles Schwab Corp.	938	86,981
CME Group, Inc. - Class A	169	47,567
Coinbase Global, Inc. - Class A(a)	113	30,829
Corpay, Inc.(a)	58	17,156
Equifax, Inc.	57	12,105
FactSet Research Systems, Inc.	62	17,191
Fair Isaac Corp.(a)	60	108,350

The accompanying notes are an integral part of these financial statements.

Fidelity National Information Services, Inc.	246	16,179
Fiserv, Inc.(a)	289	17,765
Franklin Resources, Inc.	230	5,196
Global Payments, Inc.	132	10,000
Goldman Sachs Group, Inc.	176	145,383
Intercontinental Exchange, Inc.	290	45,617
Invesco Ltd.	135	3,301
Jack Henry & Associates, Inc.	57	9,945
KKR & Co., Inc.	461	56,385
MarketAxess Holdings, Inc.	63	10,325
Mastercard, Inc. - Class A	466	256,547
Moody's Corp.	56	27,484
Morgan Stanley	792	134,371
MSCI, Inc. - Class A	57	32,132
Nasdaq, Inc.	280	25,458
Northern Trust Corp.	112	14,710
PayPal Holdings, Inc.	448	28,085
Raymond James Financial, Inc.	124	19,411
Robinhood Markets, Inc. - Class A(a)	408	52,424
S&P Global, Inc.	173	86,298
State Street Corp.	128	15,234
Synchrony Financial	236	18,257
T. Rowe Price Group, Inc.	113	11,569
Verisk Analytics, Inc. - Class A	56	12,604
Visa, Inc. - Class A	996	333,102
		2,349,498

Health Care - 9.8%
Abbott Laboratories, ADR	874	112,659
AbbVie, Inc.	865	196,960
Align Technology, Inc.(a)	59	8,684
Amgen, Inc.	296	102,256
Becton Dickinson & Co.	161	31,237
Bio-Techne Corp.	57	3,677
Bristol-Myers Squibb Co.	1,023	50,332
Centene Corp.(a)	281	11,054
Charles River Laboratories International, Inc.(a)	56	9,976
Cigna Group	115	31,887
Cooper Cos., Inc.	46	3,585
CVS Health Corp.	555	44,600
Danaher Corp.	344	78,012
DaVita, Inc.(a)	63	7,540
Dexcom, Inc.(a)	232	14,725
Edwards Lifesciences Corp.(a)	285	24,701
Elevance Health, Inc.	113	38,223
Eli Lilly & Co.	546	587,207
GE HealthCare Technologies, Inc.	232	18,558
Gilead Sciences, Inc.	658	82,803
HCA Healthcare, Inc.	113	57,437
Henry Schein, Inc.(a)	49	3,654
Hologic, Inc.(a)	130	9,746

The accompanying notes are an integral part of these financial statements.

Humana, Inc.	57	14,009
IDEXX Laboratories, Inc.(a)	59	44,420
Incyte Corp.(a)	69	7,208
Insulet Corp.(a)	56	18,323
Intuitive Surgical, Inc.(a)	177	101,506
IQVIA Holdings, Inc.(a)	123	28,291
Johnson & Johnson	1,208	249,959
Labcorp Holdings, Inc.	64	17,202
McKesson Corp.	63	55,511
Medtronic PLC	623	65,621
Merck & Co., Inc.	1,281	134,287
Mettler-Toledo International, Inc.(a)	56	82,696
Moderna, Inc.(a)	222	5,768
Molina Healthcare, Inc.(a)	55	8,154
Pfizer, Inc.	2,716	69,910
Quest Diagnostics, Inc.	66	12,486
Regeneron Pharmaceuticals, Inc.	58	45,251
ResMed, Inc.	56	14,326
Revvity, Inc.	63	6,578
Solventum Corp.(a)	46	3,922
STERIS PLC	54	14,379
Stryker Corp.	168	62,358
Thermo Fisher Scientific, Inc.	173	102,214
UnitedHealth Group, Inc.	475	156,641
Universal Health Services, Inc. - Class B	64	15,592
Vertex Pharmaceuticals, Inc.(a)	119	51,600
Waters Corp.(a)	58	23,398
West Pharmaceutical Services, Inc.	58	16,080
Zimmer Biomet Holdings, Inc.	112	10,922
Zoetis, Inc. - Class A	221	28,328
		2,996,453

Industrial Products - 5.4%
3M Co.	287	49,378
A.O. Smith Corp.	45	2,969
AMETEK, Inc.	113	22,362
Amphenol Corp.	584	82,286
Axon Enterprise, Inc.(a)	57	30,788
Boeing Co.(a)	336	63,504
Carrier Global Corp.	377	20,690
Caterpillar, Inc.	243	139,910
Cummins, Inc.	58	28,883
Deere & Co.	118	54,810
Dover Corp.	65	12,043
GE Aerospace	524	156,388
GE Vernova, Inc.	114	68,374
Generac Holdings, Inc.	60	9,098
General Dynamics Corp.	119	40,654
Honeywell International, Inc.	298	57,273
Howmet Aerospace, Inc.	170	34,780
Hubbell, Inc.	60	25,886

The accompanying notes are an integral part of these financial statements.

Huntington Ingalls Industries, Inc.	56	17,563
IDEX Corp.	56	9,740
Illinois Tool Works, Inc.	169	42,128
Johnson Controls International PLC	353	41,057
Keysight Technologies, Inc.(a)	56	11,085
L3Harris Technologies, Inc.	117	32,607
Lennox International, Inc.	58	28,934
Lockheed Martin Corp.	118	54,027
Nordson Corp.	65	15,448
Northrop Grumman Corp.	59	33,763
Otis Worldwide Corp.	230	20,435
PACCAR, Inc.	287	30,255
Parker-Hannifin Corp.	58	49,979
Pentair PLC	57	5,999
Rockwell Automation, Inc.	58	22,960
RTX Corp.	639	111,767
Stanley Black & Decker, Inc.	78	5,578
TE Connectivity PLC	169	38,219
Textron, Inc.	112	9,314
Trane Technologies PLC	117	49,313
TransDigm Group, Inc.	57	77,530
Veralto Corp.	112	11,337
Westinghouse Air Brake Technologies Corp.	60	12,513
Xylem, Inc.	123	17,302
		1,648,929

Industrial Services - 1.6%
Automatic Data Processing, Inc.	170	43,401
C.H. Robinson Worldwide, Inc.	52	8,261
Cintas Corp.	175	32,553
CSX Corp.	907	32,071
Delta Air Lines, Inc.	336	21,538
Expeditors International of Washington, Inc.	54	7,933
Fastenal Co.	489	19,756
FedEx Corp.	113	31,152
J.B. Hunt Transport Services, Inc.	58	10,090
Jacobs Solutions, Inc.	59	7,954
Norfolk Southern Corp.	112	32,714
Old Dominion Freight Line, Inc.	121	16,370
Paychex, Inc.	169	18,876
Quanta Services, Inc.	61	28,358
Rollins, Inc.	255	15,677
Southwest Airlines Co.	273	9,503
United Airlines Holdings, Inc.(a)	168	17,129
United Parcel Service, Inc. - Class B	387	37,071
W.W. Grainger, Inc.	56	53,123
Waste Management, Inc.	176	38,345
		481,875

Insurance - 3.5%
Aflac, Inc.	297	32,762

The accompanying notes are an integral part of these financial statements.

Allstate Corp.	113	24,067
American International Group, Inc.	303	23,077
Aon PLC - Class A	113	39,993
Arch Capital Group Ltd.(a)	190	17,845
Arthur J. Gallagher & Co.	112	27,733
Assurant, Inc.	56	12,777
Berkshire Hathaway, Inc. - Class B(a)	1,052	540,528
Brown & Brown, Inc.	182	14,638
Chubb Ltd.	180	53,312
Cincinnati Financial Corp.	56	9,385
Erie Indemnity Co. - Class A	57	16,843
Everest Group Ltd.	60	18,857
Globe Life, Inc.	63	8,488
Loews Corp.	122	13,160
Marsh & McLennan Cos., Inc.	236	43,294
Principal Financial Group, Inc.	113	9,585
Progressive Corp.	286	65,434
Prudential Financial, Inc.	188	20,351
Travelers Cos., Inc.	116	33,972
W.R. Berkley Corp.	169	13,130
Willis Towers Watson PLC	61	19,581
		1,058,812

Materials - 1.1%
Amcor PLC	1,327	11,306
Avery Dennison Corp.	56	9,653
Ball Corp.	168	8,321
CF Industries Holdings, Inc.	138	10,861
Corteva, Inc.	358	24,154
Dow, Inc.	233	5,557
DuPont de Nemours, Inc.	191	7,596
Eastman Chemical Co.	49	3,042
Freeport-McMoRan, Inc.	650	27,937
International Paper Co.	300	11,844
Martin Marietta Materials, Inc.	57	35,525
Mosaic Co.	176	4,310
Newmont Corp.	520	47,179
Nucor Corp.	119	18,979
Packaging Corp. of America	57	11,632
PPG Industries, Inc.	130	13,005
Qnity Electronics, Inc.	97	7,866
Sherwin-Williams Co.	115	39,524
Smurfit WestRock PLC	260	9,279
Solstice Advanced Materials, Inc.(a)	73	3,481
Steel Dynamics, Inc.	67	11,245
		322,296

Media - 12.2%
Alphabet, Inc. - Class A	2,849	912,193
Alphabet, Inc. - Class C	2,688	860,483
AppLovin Corp. - Class A(a)	151	90,521

The accompanying notes are an integral part of these financial statements.

Booking Holdings, Inc.	58	285,052
Charter Communications, Inc. - Class A(a)	64	12,808
Comcast Corp. - Class A	1,821	48,603
DoorDash, Inc. - Class A(a)	226	44,832
Electronic Arts, Inc.	120	24,244
Fox Corp. - Class A	105	6,878
Fox Corp. - Class B	113	6,583
GoDaddy, Inc. - Class A(a)	60	7,672
Match Group, Inc.	160	5,330
Meta Platforms, Inc. - Class A	1,218	789,203
Netflix, Inc.(a)	2,328	250,446
News Corp. - Class A	287	7,370
News Corp. - Class B	87	2,560
Omnicom Group, Inc.	188	13,466
Paramount Skydance Corp. - Class B	365	5,847
Snap, Inc. - Class A(a)	802	6,159
Take-Two Interactive Software, Inc.	60	14,764
Trade Desk, Inc. - Class A(a)	2,513	99,414
Uber Technologies, Inc.(a)	1,047	91,654
VeriSign, Inc.	56	14,111
Walt Disney Co.	878	91,725
Warner Bros Discovery, Inc.(a)	1,393	33,432
		3,725,350

Oil & Gas - 2.8%
APA Corp.	127	3,171
Baker Hughes Co.	502	25,200
Chevron Corp.	1,032	155,966
ConocoPhillips	616	54,633
Coterra Energy, Inc.	360	9,662
Devon Energy Corp.	336	12,452
Diamondback Energy, Inc.	123	18,769
EOG Resources, Inc.	243	26,208
EQT Corp.	282	17,163
Expand Energy Corp.	123	14,997
Exxon Mobil Corp.	2,140	248,069
Halliburton Co.	392	10,278
Kinder Morgan, Inc.	1,062	29,014
Marathon Petroleum Corp.	170	32,934
Occidental Petroleum Corp.	446	18,732
ONEOK, Inc.	280	20,390
Phillips 66	225	30,816
Targa Resources Corp.	112	19,635
Texas Pacific Land Corp.	60	51,857
Valero Energy Corp.	182	32,170
Williams Cos., Inc.	549	33,451
		865,567

Real Estate - 1.8%
Alexandria Real Estate Equities, Inc. - REIT	71	3,811
American Tower Corp. - REIT	227	41,148

The accompanying notes are an integral part of these financial statements.

BXP, Inc. - REIT	45	3,256
Camden Property Trust - REIT	56	5,955
CBRE Group, Inc. - Class A(a)	126	20,391
CoStar Group, Inc.(a)	226	15,549
Crown Castle, Inc. - REIT	224	20,447
Digital Realty Trust, Inc. - REIT	168	26,900
Equinix, Inc. - REIT	60	45,199
Equity Residential - REIT	179	11,053
Essex Property Trust, Inc. - REIT	57	15,026
Extra Space Storage, Inc. - REIT	122	16,247
Federal Realty Investment Trust - REIT	59	5,825
Healthpeak Properties, Inc. - REIT	332	6,062
Host Hotels & Resorts, Inc. - REIT	336	5,924
Invitation Homes, Inc. - REIT	281	7,924
Iron Mountain, Inc. - REIT	121	10,448
Kimco Realty Corp. - REIT	267	5,516
Mid-America Apartment Communities, Inc. - REIT	62	8,425
Prologis, Inc. - REIT	466	59,895
Public Storage - REIT	120	32,945
Realty Income Corp. - REIT	447	25,752
Regency Centers Corp. - REIT	46	3,273
SBA Communications Corp. - Class A - REIT	56	10,879
Simon Property Group, Inc. - REIT	181	33,724
UDR, Inc. - REIT	155	5,645
Ventas, Inc. - REIT	217	17,497
VICI Properties, Inc. - REIT	520	14,986
Welltower, Inc. - REIT	350	72,877
Weyerhaeuser Co. - REIT	333	7,396
		559,975

Renewable Energy - 0.1%
Enphase Energy, Inc.(a)	80	2,308
First Solar, Inc.(a)	58	15,829
		18,137

Retail & Wholesale - Discretionary - 6.4%
Amazon.com, Inc.(a)	5,145	1,199,917
AutoZone, Inc.(a)	58	229,351
Best Buy Co., Inc.	115	9,117
Builders FirstSource, Inc.(a)	61	6,846
CarMax, Inc.(a)	56	2,165
Copart, Inc.(a)	476	18,555
eBay, Inc.	225	18,628
Genuine Parts Co.	64	8,346
Home Depot, Inc.	461	164,540
LKQ Corp.	184	5,463
Lowe's Cos., Inc.	286	69,349
Lululemon Athletica, Inc.(a)	57	10,498
O'Reilly Automotive, Inc.(a)	392	39,866
Pool Corp.	57	13,885
Ross Stores, Inc.	178	31,392

The accompanying notes are an integral part of these financial statements.

TJX Cos., Inc.	561	85,227
Tractor Supply Co.	285	15,612
Ulta Beauty, Inc.(a)	61	32,869
Williams-Sonoma, Inc.	57	10,261
		1,971,887

Retail & Wholesale - Staples - 2.5%
Archer-Daniels-Midland Co.	281	17,068
Bunge Global SA	69	6,629
Costco Wholesale Corp.	230	210,126
Dollar General Corp.	112	12,263
Dollar Tree, Inc.(a)	119	13,186
Kroger Co.	337	22,673
Sysco Corp.	258	19,660
Target Corp.	226	20,480
Walmart, Inc.	3,924	433,641
		755,726

Software & Tech Services - 10.2%
Accenture PLC - Class A	290	72,500
Adobe, Inc.	234	74,910
Akamai Technologies, Inc.(a)	78	6,983
Cadence Design Systems, Inc.(a)	112	34,926
CDW Corp.	56	8,076
Cognizant Technology Solutions Corp. - Class A	244	18,961
CrowdStrike Holdings, Inc. - Class A(a)	118	60,081
Dayforce, Inc.(a)	128	8,845
EPAM Systems, Inc.(a)	56	10,472
Fortinet, Inc.(a)	473	38,374
Gartner, Inc.(a)	58	13,499
Gen Digital, Inc.	280	7,384
International Business Machines Corp.	456	140,712
Intuit, Inc.	113	71,651
Leidos Holdings, Inc.	65	12,421
Microsoft Corp.	3,636	1,788,948
Oracle Corp.	1,344	271,421
Palantir Technologies, Inc. - Class A(a)	1,145	192,875
Palo Alto Networks, Inc.(a)	299	56,849
Paycom Software, Inc.	56	9,026
PTC, Inc.(a)	57	10,000
Roper Technologies, Inc.	57	25,435
Salesforce, Inc.	468	107,893
Synopsys, Inc.(a)	75	31,351
Tyler Technologies, Inc.(a)	57	26,768
Workday, Inc. - Class A(a)	117	25,228
		3,125,589

Tech Hardware & Semiconductors - 20.7%
Advanced Micro Devices, Inc.(a)	747	162,495
Analog Devices, Inc.	225	59,701
Apple, Inc.	7,139	1,990,710

The accompanying notes are an integral part of these financial statements.

Applied Materials, Inc.	393	99,134
Arista Networks, Inc.(a)	617	80,630
Broadcom, Inc.	2,227	897,392
Cisco Systems, Inc.	1,959	150,725
Corning, Inc.	432	36,374
F5, Inc.(a)	57	13,632
Garmin Ltd.	112	21,876
Hewlett Packard Enterprise Co.	599	13,100
Jabil, Inc.	56	11,800
KLA Corp.	57	67,002
Lam Research Corp.	624	97,344
Microchip Technology, Inc.	297	15,913
Micron Technology, Inc.	516	122,024
Monolithic Power Systems, Inc.	58	53,834
Motorola Solutions, Inc.	57	21,072
NetApp, Inc.	112	12,495
NVIDIA Corp.	11,610	2,054,970
ON Semiconductor Corp.(a)	224	11,254
QUALCOMM, Inc.	588	98,837
Seagate Technology Holdings PLC	113	31,266
Skyworks Solutions, Inc.	79	5,210
Super Micro Computer, Inc.(a)	272	9,207
Teledyne Technologies, Inc.(a)	58	28,972
Teradyne, Inc.	126	22,918
Texas Instruments, Inc.	460	77,404
Western Digital Corp.	187	30,543
Zebra Technologies, Corp. - Class A(a)	57	14,407
		6,312,241

Telecommunications - 1.0%
AT&T, Inc.	3,573	92,969
T-Mobile US, Inc.	569	118,927
Verizon Communications, Inc.	2,069	85,057
		296,953

Utilities - 2.2%
AES Corp.	224	3,149
Alliant Energy Corp.	133	9,239
Ameren Corp.	171	18,186
American Electric Power Co., Inc.	222	27,477
American Water Works Co., Inc.	120	15,608
Atmos Energy Corp.	57	10,053
CenterPoint Energy, Inc.	387	15,472
CMS Energy Corp.	167	12,598
Consolidated Edison, Inc.	172	17,262
Constellation Energy Corp.	168	61,212
Dominion Energy, Inc.	425	26,677
DTE Energy Co.	127	17,403
Duke Energy Corp.	389	48,213
Edison International	164	9,658
Entergy Corp.	228	22,235

The accompanying notes are an integral part of these financial statements.

Evergy, Inc.	122	9,473
Eversource Energy	176	11,824
Exelon Corp.	450	21,204
FirstEnergy Corp.	273	13,028
NextEra Energy, Inc.	1,020	88,016
NRG Energy, Inc.	122	20,678
PG&E Corp.	950	15,314
Pinnacle West Capital Corp.	65	5,906
PPL Corp.	321	11,845
Public Service Enterprise Group, Inc.	246	20,546
Sempra	280	26,522
Southern Co.	508	46,289
Vistra Corp.	168	30,048
WEC Energy Group, Inc.	167	18,716
Xcel Energy, Inc.	280	22,991
		676,842

TOTAL COMMON STOCKS (Cost $28,549,416)		30,554,405

RIGHTS - 0.0%(b)	Shares	Value
Financial Services - 0.0%
Sycamore Partners, LLC(a)(c)	567	–

TOTAL RIGHTS (Cost $–)		–

TOTAL INVESTMENTS - 100.0% (Cost $28,549,416)		$30,554,405
Other Assets in Excess of Liabilities - 0.0%(b)		7,292
TOTAL NET ASSETS - 100.0%		$30,561,697

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Does not round to 0.1% or (0.1)%, as applicable.

(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2025.

The accompanying notes are an integral part of these financial statements.

Azoria TSLA Convexity ETF
Schedule of Investments
November 30, 2025 (Unaudited)

PURCHASED OPTIONS - 21.2%(a)(b)	Notional Amount	Contracts	Value
Call Options - 21.2%
Tesla, Inc., Expiration: 1/15/2027; Exercise Price: $690.00	$2,150,850	50	$227,625
Tesla, Inc., Expiration: 6/17/2027; Exercise Price: $700.00	3,226,275	75	475,687
			703,312

TOTAL PURCHASED OPTIONS (Cost $938,201)			703,312

SHORT-TERM INVESTMENTS - 55.7%
Money Market Funds - 28.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.92%(c)(d)	940,011	940,011

	Principal
U.S. Treasury Bills - 27.4%(e)	Amount	Value
U.S. Treasury Bill, 12/18/2025, 3.74%(d)(f)	$910,000	908,323

TOTAL SHORT-TERM INVESTMENTS (Cost $1,848,356)		1,848,334

TOTAL INVESTMENTS - 76.9% (Cost $2,786,557)		$2,551,646
Other Assets in Excess of Liabilities - 23.1%		765,358
TOTAL NET ASSETS - 100.0%		$3,317,004

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.

(d)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(e)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)	The rate shown is the annualized effective yield as of November 30, 2025.

The accompanying notes are an integral part of these financial statements.

Azoria TSLA Convexity ETF
Schedule of Total Return Swaps Contracts
November 30, 2025 (Unaudited)

TOTAL RETURN SWAPS - 5.2%

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Tesla, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 2.48%	Termination	09/28/2028	$2,635,221	$172,440

Net Unrealized Appreciation (Depreciation)							$172,440

OBFR - Overnight Bank Funding Rate was 3.88% as of November 30, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

November 30, 2025 (Unaudited)

	Azoria 500 Meritocracy ETF	Azoria TSLA Convexity ETF
ASSETS:
Investments, at value (cost $28,549,416 and $2,786,557) (Note 2)	$30,554,405	$2,551,646
Dividends receivable	28,022	–
Interest receivable	114	1,356
Dividend tax reclaim receivable	69	–
Cash	–	10,773
Receivable for investments sold	–	3,518
Swap premiums paid	–	573
Deposit at broker for option contracts	–	580,318
Other assets	–	134
Unrealized appreciation on swap contracts	–	172,440
Total assets	30,582,610	3,320,758

LIABILITIES:
Payable to adviser (Note 4)	12,106	3,267
Payable to custodian	8,807	–
Payable for investments purchased	–	487
Total liabilities	20,913	3,754
NET ASSETS	$30,561,697	$3,317,004

NET ASSETS CONSISTS OF:
Paid-in capital	$28,008,825	$3,989,304
Total distributable earnings/(accumulated losses)	2,552,872	(672,300)
Total Net Assets	$30,561,697	$3,317,004

Net assets	$30,561,697	$3,317,004
Shares issued and outstanding(a)	1,400,000	180,000
Net asset value per share	$21.83	$18.43

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended November 30, 2025 (Unaudited)

	Azoria 500 Meritocracy ETF(a)	Azoria TSLA Convexity ETF(b)
INVESTMENT INCOME:
Dividend income	$135,111	$–
Less: Issuance fees	(1)	–
Interest income	3,875	17,812
Total investment income	138,985	17,812

EXPENSES:
Investment advisory fee (Note 4)	56,734	8,050
Interest expense	–	169
Total expenses	56,734	8,219
NET INVESTMENT INCOME (LOSS)	82,251	9,593

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(9,756)	(91,302)
In-kind redemptions	556,023	–
Swap contracts	–	(529,722)
Net realized gain (loss)	546,267	(621,024)
Net change in unrealized appreciation (depreciation) on:
Investments	2,004,988	(233,309)
Swap contracts	–	172,440
Net change in unrealized appreciation (depreciation)	2,004,988	(60,869)
Net realized and unrealized gain (loss)	2,551,255	(681,893)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$2,633,506	$(672,300)

(a) Inception date of the Fund was July 7, 2025.

(b) Inception date of the Fund was September 29, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Azoria 500 Meritocracy ETF(a)	Azoria TSLA Convexity ETF(b)
	For the Period Ended November 30, 2025 (Unaudited)	For the Period Ended November 30, 2025 (Unaudited)
OPERATIONS:
Net investment income (loss)	$82,251	$9,593
Net realized gain (loss)	546,267	(621,024)
Net change in unrealized appreciation (depreciation)	2,004,988	(60,869)
Net increase (decrease) in net assets resulting from operations	2,633,506	(672,300)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(80,634)	–
Total distributions to shareholders	(80,634)	–

CAPITAL TRANSACTIONS:
Subscriptions	34,394,672	7,416,565
Redemptions	(6,385,847)	(3,427,261)
Net increase (decrease) in net assets from capital transactions	28,008,825	3,989,304

NET INCREASE (DECREASE) IN NET ASSETS	30,561,697	3,317,004

NET ASSETS:
Beginning of the period	–	–
End of the period	$30,561,697	$3,317,004

SHARES TRANSACTIONS
Subscriptions	1,700,000	360,000
Redemptions	(300,000)	(180,000)
Total increase (decrease) in shares outstanding	1,400,000	180,000

(a) Inception date of the Fund was July 7, 2025.

(b) Inception date of the Fund was September 29, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

Azoria 500 Meritocracy ETF
Period Ended November 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.06
Net realized and unrealized gain (loss)(c)	1.82
Total from investment operations	1.88

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$21.83

TOTAL RETURN(d)	9.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,562
Ratio of expenses to average net assets(e)	0.47%
Ratio of net investment income to average net assets(e)	0.68%
Portfolio turnover rate(d)(f)	2%

(a)	Inception date of the Fund was July 7, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

Azoria TSLA Convexity ETF
Period Ended November 30, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.04
Net realized and unrealized gain (loss)(c)	(1.61)
Total from investment operations	(1.57)

LESS DISTRIBUTIONS FROM:

Net asset value, end of period	$18.43

TOTAL RETURN(d)	(7.86)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,317
Ratio of expenses to average net assets(e)	0.97%
Ratio of interest expense to average net assets(e)	0.02%
Ratio of operational expenses to average net assets excluding interest(e)	0.95%
Ratio of net investment income to average net assets(e)	1.13%
Portfolio turnover rate(d)(f)	45%

(a)	Inception date of the Fund was September 29, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

November 30, 2025 (Unaudited)

ORGANIZATION

The Azoria 500 Meritocracy ETF is a diversified series of shares and the Azoria TSLA Convexity ETF is a non-diversified series of shares (each, a “Fund,” and collectively, the “Funds”) of beneficial interest of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Azoria Capital, Inc. (the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Azoria 500 Meritocracy ETF commenced operations on July 7, 2025 and the Azoria TSLA Convexity ETF commenced operations on September 29, 2025.

The investment objective for each Fund is to seek long-term capital appreciation.

After considering all relevant information, the Board approved a proposal to close each Fund to purchases and thereafter to liquidate the Fund. Accordingly, effective on December 8, 2025, the Funds no longer accepted purchase orders. On December 15, 2025, (the “Liquidation Date”), all of the assets of each Fund were liquidated completely, the shares of any shareholders on the Liquidation Date were redeemed at the net asset value (“NAV”) per share and the Funds were terminated as a series of the Trust.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published NAV per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the Investment Company Act of 1940.

Notes to Financial Statements

November 30, 2025 (Unaudited)

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

Swap contracts, such as credit default swaps, total return swaps, interest rate swaps, currency swaps and swaptions, are priced by an approved independent pricing service. The independent pricing service will include unadjusted exchange close prices but may also provide prices with observable market data inputs in an evaluated valuation methodology.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Financial Statements

November 30, 2025 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2025:

Azoria 500 Meritocracy ETF

	Level 1		Level 2	Level 3		Total
Assets:
Investments:
Common Stocks		$30,554,405	$–	$–		$30,554,405
Rights		–	–	–	(a)	–
Total Investments		$30,554,405	$–	$–		$30,554,405

Azoria TSLA Convexity ETF
	Level 1		Level 2	Level 3		Total
Assets:
Investments:
Purchased Options		$–	$703,312	$–		$703,312
U.S. Treasury Bills		–	908,323	–		908,323
Money Market Funds		940,011	–	–		940,011
Total Investments		$940,011	$1,611,635	$–		$2,551,646
Assets:
Other Financial Instruments:(a)
Total Return Swaps	$		$172,440	$–		$172,440
Total Other Financial Instruments	$		$172,440	$–		$172,440

Refer to the Schedules of Investments for further disaggregation of investment categories.

(a)	The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) as of November 30, 2025.

Derivatives Instruments - As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the

Notes to Financial Statements

November 30, 2025 (Unaudited)

buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common

Notes to Financial Statements

November 30, 2025 (Unaudited)

stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended November 30, 2025, the Fund’s monthly average notional amounts are described below:

Fund:	Instrument	Average Notional Amount
Azoria TSLA Convexity ETF	Purchased Options	$ 6,980,227
	Total Return Swaps	2,635,221

Statements of Assets and Liabilities

Fair value of derivative instruments as of November 30, 2025:

		Asset Derivatives as of November 30, 2025		Liability Derivatives as of November 30, 2025
Fund	Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Azoria TSLA Convexity ETF
	Purchased Options	Investments, at value	$703,312	None	$-
	Total Return Swaps	Appreciation on swap agreements	$172,440	Depreciation on swap agreements	$-

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the periods ended November 30, 2025:

Fund	Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Azoria TSLA Convexity ETF
	Purchased Options	Realized and Unrealized Gain (Loss) from investments	$(91,312)	$(234,889)
	Total Return Swaps	Realized and Unrealized Gain (Loss) from swap contracts	(529,722)	172,440

Notes to Financial Statements

November 30, 2025 (Unaudited)

The Azoria TSLA Convexity ETF are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of November 30, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, are declared and paid monthly for the Azoria 500 Meritocracy ETF and annually for the Azoria TSLA Convexity ETF. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements

November 30, 2025 (Unaudited)

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the Cboe BZX Exchange, Inc. (the “Exchange”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 2 - PRINCIPAL INVESTMENT RISKS

Counterparty Risk (TSLV ETF Only). The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Derivatives Risk (TSLV ETF Only). Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying

Notes to Financial Statements

November 30, 2025 (Unaudited)

investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

●	Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund may continuously maintain indirect exposure to one or more securities through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

●	Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an underlying security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund could be forced to invest directly in the underlying security at a potentially unfavorable time.

Notes to Financial Statements

November 30, 2025 (Unaudited)

Equity Market Risk (SPXM ETF Only). Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk (TSLV ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent it is not offset by a transaction fee payable by an AP.

●	Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Funds’ NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Notes to Financial Statements

November 30, 2025 (Unaudited)

●	Trading. Although Shares are listed on a national securities exchange, such as the Exchange, and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Tesla, Inc. (“TSLA” or the “Underlying Security”) Risks (TSLV ETF Only). The Fund invests in swap agreements and options contracts that are based on the value of TSLA. This subjects the Fund to certain of the same risks as if it owned shares of TSLA, even though it does not. By virtue of the Fund’s investments in swap agreements and options contracts that are based on the value of TSLA, the Fund may also be subject to the following risks:

●	Indirect Investment in TSLA Risk. Tesla, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Tesla, Inc. but will be exposed to the performance of TSLA. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

●	TSLA Trading Risk. The trading price of TSLA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of TSLA may be traded by short sellers which may put pressure on the supply and demand for the common stock of Tesla, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Tesla, Inc. may additionally impact TSLA’s stock price due to Tesla, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Tesla, Inc. in the past. While Tesla, Inc. continues to defend such actions, any judgment against Tesla, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Tesla, Inc.’s attention and resources. If TSLA trading is halted, trading in Shares of the TSLA Fund may be impacted, either temporarily or indefinitely.

●	Tesla, Inc. Performance Risk. Tesla, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of TSLA to decline. Tesla, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly

Notes to Financial Statements

November 30, 2025 (Unaudited)

identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Tesla, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Tesla, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Tesla, Inc. could decline significantly.

●	Electric Vehicles Risk. The future growth and success of Tesla, Inc. are dependent upon consumers’ demand for electric vehicles, and specifically, its vehicles in an automotive industry that is generally competitive, cyclical and volatile. If the market for electric vehicles in general and Tesla, Inc. vehicles in particular does not develop as Tesla, Inc. expects, develops more slowly than it expects, or if demand for its vehicles decreases in its markets or its vehicles compete with each other, the business, prospects, financial condition and operating results of Tesla, Inc. may be harmed. Tesla, Inc. is still at an earlier stage of development and have limited resources and production relative to established competitors that offer internal combustion engine vehicles. In addition, electric vehicles still comprise a small percentage of overall vehicle sales. As a result, the market for Tesla, Inc. vehicles could be negatively affected by numerous factors, such as: (i) perceptions about electric vehicle features, quality, safety, performance and cost; (ii) perceptions about the limited range over which electric vehicles may be driven on a single battery charge, and access to charging facilities; (iii) competition, including from other types of alternative fuel vehicles, plug-in hybrid electric vehicles and high fuel-economy internal combustion engine vehicles; (iv) volatility in the cost of oil and gasoline, such as wide fluctuations in crude oil prices; (v) government regulations and economic incentives; and (vi) concerns about the future viability of Tesla, Inc. Finally, the target demographics for Tesla, Inc. vehicles are highly competitive. Sales of vehicles in the automotive industry tend to be cyclical in many markets, which may expose Tesla, Inc. to further volatility.

●	Automotive Companies Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations, fluctuating component prices and supplier disruptions. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

●	Elon Musk’s Influence on TSLA Risk. The Fund’s performance is closely tied to the stock price of TSLA, which may be significantly impacted by the actions, decisions, and public statements of its CEO, Elon Musk. His social media activity, interviews, and public remarks have historically caused sharp volatility in TSLA’s stock price and have, at times, resulted in regulatory scrutiny and legal proceedings. Additionally, Mr. Musk’s leadership decisions, including strategic shifts or changes in Tesla’s business model, could introduce uncertainty. His involvement in multiple high-profile ventures, such as SpaceX and X (formerly Twitter), may also raise concerns about his focus on Tesla. Furthermore, any potential reduction in his role

Notes to Financial Statements

November 30, 2025 (Unaudited)

or departure from Tesla could negatively affect investor sentiment. Given Mr. Musk’s influence, TSLA’s valuation may be subject to sudden and unpredictable changes, which could materially impact the Fund’s performance.

Thematic Investing Risk (SPXM ETF Only). The Fund’s investment strategy focuses on companies that exemplify meritocratic principles. This thematic approach may prevent the Fund from buying or selling certain securities and could impact performance compared to broader, more diversified funds. There is no guarantee that the Sub-Adviser’s views, security selection, or judgment will align with any investor’s beliefs or that the Fund’s holdings will successfully reflect meritocratic values in practice.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Azoria 500 Meritocracy ETF	0.47%
Azoria TSLA Convexity ETF	0.95%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended November 30, 2025 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub- Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolio,

Notes to Financial Statements

November 30, 2025 (Unaudited)

including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 4 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

Notes to Financial Statements

November 30, 2025 (Unaudited)

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the periods ended November 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
Azoria 500 Meritocracy ETF	$3,765,096	$3,189,608
Azoria TSLA Convexity ETF	11,860,588	7,172,070

For the periods ended November 30, 2025, there were no purchases or sales of long-term U.S. government securities.

For the periods ended November 30, 2025, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
Azoria 500 Meritocracy ETF	$32,916,228	$6,088,675
Azoria TSLA Convexity ETF	-	-

NOTE 6 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the periods ended November 30, 2025. Differences between the tax cost of investments and the cost noted in the Schedules of Investments will be determined at fiscal year-end. During the periods ended November 30, 2025 (estimated), the tax character of distributions were as follows:

Distributions paid from:	Azoria 500 Meritocracy ETF	Azoria TSLA Convexity ETF
Ordinary Income	$80,634	$-

NOTE 7 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the

Notes to Financial Statements

November 30, 2025 (Unaudited)

day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $500 for the Azoria 500 Meritocracy ETF and $300 for the Azoria TSLA Convexity ETF, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 8 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 9 - NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which is not expected to have a material impact on the Fund’s financial statements or disclosures.

SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On December 15, 2025, all of the assets of each Fund were liquidated completely, the shares of any shareholders were redeemed at the NAV per share and the Fund

Notes to Financial Statements

November 30, 2025 (Unaudited)

was terminated. Management has determined that there are no other subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The aggregate remuneration paid to the Registrant’s trustees, officers and others, if any, is included in Item 7 of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 12, 2025, the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) considered the approval of:

●	the Investment Advisory Agreement (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

●	an Investment Sub-Advisory Agreement between the Adviser and Azoria Capital Inc. (“Azoria”) with respect to the Azoria 500 Meritocracy ETF and the Azoria TSLA Convexity ETF (each an “Azoria ETF” and together the “Azoria ETFs”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and each Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the Funds, including any fall-out benefits; (iii) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 12, 2025. Among other things, each of the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser; the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser and Sub Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to each Sub-Adviser for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and each Sub-Adviser given the work performed by each firm. The Board also considered that each Fund had one or more sponsors, who had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from respective relationships with the respective Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to each Fund; and (c) agreed to approve the Agreements for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	February 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	February 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	February 6, 2026